First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 84.2%
	Aerospace & Defense — 0.4%
$2,493,864	TransDigm, Inc., Term Loan J, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.84%	02/28/31	$2,503,066
6,591,506	TransDigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	03/22/30	6,619,486
				9,122,552
	Alternative Carriers — 0.8%
17,727,980	Level 3 Financing, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 6.56%, 2.00% Floor	11.91%	04/16/29	17,613,989
	Application Software — 14.2%
2,644,686	Applied Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.83%	02/24/31	2,662,789
26,577,315	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.71%	09/21/28	26,657,047
4,554,535	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.10%	09/30/28	4,546,565
26,322,873	Darktrace PLC (Leia Finco US LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	09/30/31	26,035,032
13,980,335	Epicor Software Corp., Term Loan E, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.59%	05/30/31	14,091,269
30,410,563	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	10/01/27	27,141,428
6,906,529	Genesys Cloud Services Holding II LLC (f/k/a Greeneden), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.21%	12/01/27	6,961,194
25,120,068	Genesys Cloud Services Holding II LLC (fka Greeneden), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.84%	12/01/27	25,294,150
19,688,969	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.59%	10/30/28	19,784,953
8,721,951	Instructure Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.35%	10/30/28	8,757,405
11,670,725	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.59%	05/03/28	11,656,662
11,578,646	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.50%	02/23/29	11,535,226
14,481,914	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	04/30/28	12,839,086
12,907,005	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	04/30/28	5,372,541
15,994,039	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.59%	03/01/29	15,995,238
12,854,776	Open Text Corp. (GXS), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.59%	01/31/30	12,937,818
7,767,216	PowerSchool Holdings, Inc. (Severin), Extended Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	08/01/27	7,795,139
6,861,570	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.00%	10/28/30	6,898,725
863,607	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.46%	04/24/28	844,176
25,558,792	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.10%	02/05/30	25,686,586

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$11,687,413	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.51%	06/04/28	$11,716,631
366,993	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.21%	07/07/28	367,911
17,613,137	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.55%	02/10/31	17,686,231
22,787,652	Veeam Software Holdings Ltd. (VS Buyer LLC), 2024 Initial Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	04/01/31	22,908,768
				326,172,570
	Asset Management & Custody Banks — 1.8%
3,366,457	Alter Domus (Chrysaor Bidco SARL), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.84%	05/31/31	3,385,410
1,755,315	Assetmark Financial Holdings (GTCR Everest Borrower LLC), Term Loan (First Lien), 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.17%	09/30/31	1,742,151
17,173,985	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	10.59%	10/06/28	17,236,240
17,833,620	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	04/07/28	17,871,694
				40,235,495
	Automotive Parts & Equipment — 0.7%
12,976,317	Caliber Collision (Wand NewCo 3, Inc.), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	01/30/31	13,043,405
1,995,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.84%	05/06/30	2,002,790
				15,046,195
	Automotive Retail — 1.3%
11,251,221	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Term B Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.34%	04/23/31	11,274,680
17,999,457	Mavis Tire Express Services Topco Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.85%	05/04/28	18,064,525
				29,339,205
	Broadcasting — 0.8%
14,429,755	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.96%	09/19/26	14,496,059
4,410,859	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.71%	03/15/26	4,413,771
				18,909,830
	Broadline Retail — 0.3%
6,154,374	Peer Holding III B.V. (Action Holding), USD Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	07/01/31	6,188,992
	Building Products — 0.2%
1,954,485	American Builders & Contractors Supply Co., Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	01/31/31	1,964,873
2,090,113	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.84%	02/25/29	2,073,131

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Building Products (Continued)
$865,570	Miter Brands Acq. Holdco, Inc. (MIWD), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.84%	03/31/31	$869,434
365,276	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.59%	03/18/29	366,854
				5,274,292
	Cable & Satellite — 1.5%
22,249,970	Charter Communications Operating LLC, Term Loan B2, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.08%	02/01/27	22,251,639
12,280,596	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/07/30	12,191,868
				34,443,507
	Casinos & Gaming — 1.8%
4,311,696	Caesars Entertainment, Inc. (f/k/a Eldorado Resorts), 2024 Term Loan B-1, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.10%	02/06/31	4,326,701
17,504,206	Golden Nugget, Inc. (Fertitta Entertainment LLC), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.08%	01/29/29	17,567,134
491,269	Light & Wonder International, Inc. (FKA Scientific Games International, Inc), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.58%	04/16/29	495,260
1,674,184	Scientific Games Holdings, L.P. (Scientific Games Lottery), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.32%	04/04/29	1,673,556
16,915,000	Stars Group Holdings B.V. (Flutter Entertainment PLC), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.58%	11/30/30	16,960,840
				41,023,491
	Commercial Printing — 0.8%
17,884,023	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.45%	10/29/28	17,388,457
	Construction & Engineering — 0.3%
4,176,147	APi Group DE, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.35%	01/03/29	4,192,915
2,629,019	ASP Acuren Holdings, Inc. (AAL Delaware), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.85%	07/31/31	2,648,737
				6,841,652
	Construction Materials — 0.0%
997,500	Summit Materials LLC, 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.05%	01/12/29	1,004,358
	Diversified Support Services — 0.6%
12,544,671	Consilio (Skopima Consilio Parent LLC), Initial Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.46%	05/17/28	12,576,033
997,500	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	02/22/31	995,216
				13,571,249
	Education Services — 0.5%
12,407,878	Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	08/02/28	12,450,561
	Electric Utilities — 0.2%
3,980,000	Vistra Operations Company LLC (TEX/TXU), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	12/20/30	3,996,656

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments — 0.5%
$714,760	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.69%	11/03/28	$714,463
12,715,742	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.60%	08/20/25	11,047,882
				11,762,345
	Environmental & Facilities Services — 0.7%
10,528,317	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.19%	05/14/28	10,538,846
6,693,831	GFL Environmental, Inc.(WranglerHoldco Corp.), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.32%	06/30/31	6,723,618
				17,262,464
	Food Distributors — 0.3%
6,714,133	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.46%	09/13/26	6,743,206
	Food Retail — 0.0%
1,000,000	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	02/03/29	1,006,095
	Health Care Facilities — 2.9%
13,993,905	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.59%	08/24/28	14,067,373
4,388,244	Concentra Health Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.60%	07/31/31	4,404,700
10,975,903	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Facility B10, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.08%	12/06/28	11,042,197
1,752,680	Mission Veterinary Partners (a/k/a Midwest Veterinary Partners LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.08%	04/27/28	1,759,690
17,478,248	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.34%	03/06/27	17,507,350
18,002,687	Southern Veterinary Partners LLC, 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.09%	10/05/27	18,127,896
				66,909,206
	Health Care Services — 0.8%
4,340,873	Agiliti Health, Inc. (Universal Hospital Services), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	05/01/30	4,320,536
3,320,002	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.46%	11/01/28	3,333,830
2,612,858	Radnet Management, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.78%	04/10/31	2,627,228
8,827,875	Surgery Centers Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.10%	12/19/30	8,863,010
				19,144,604
	Health Care Supplies — 1.6%
36,474,768	Medline Borrower, L.P. (Mozart), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.09%	10/21/28	36,629,786
	Health Care Technology — 7.0%
36,793,664	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.59%	02/15/29	36,782,258
874,278	Clario (fka eResearch Technology, Inc), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 1.00% Floor	9.34%	02/04/27	880,289

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$7,293,333	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	$7,256,867
21,577,198	Cotiviti, Inc. (Verscend), Floating Rate Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	05/01/31	21,678,395
4,993,180	Datavant Group (fka Ciox) (CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.71%	12/16/25	5,008,784
7,142,065	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	08/01/29	7,178,239
5,359,055	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.96%	03/10/28	5,384,510
27,561,571	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.71%	03/10/28	27,671,404
9,443,348	R1 RCM Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.34%	06/21/29	9,502,416
16,745,632	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.09%	10/22/29	16,902,622
4,925,751	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B, 6 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.56%	02/08/29	4,953,458
16,834,846	Zelis Payments Buyer, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.09%	09/28/29	16,879,542
				160,078,784
	Hotels, Resorts & Cruise Lines — 0.1%
1,743,411	Alterra Mountain Co., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	08/17/28	1,752,678
	Household Products — 0.0%
494,630	Energizer Holdings, Inc., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.35%	12/22/27	496,280
	Human Resource & Employment Services — 0.1%
1,546,109	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.59%	08/31/28	1,553,090
	Independent Power Producers & Energy Traders — 0.3%
5,970,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	07/31/30	5,973,224
2,135,897	Calpine Corp., 2024 Refi Term Loan B5, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	12/16/27	2,146,096
				8,119,320
	Industrial Machinery & Supplies & Components — 1.6%
17,566,578	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	10/21/28	17,687,348
929,715	Gates Global LLC, Term Loan B-5, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.59%	06/04/31	932,681
7,016,834	Madison IAQ LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.89%	06/21/28	7,037,569
11,122,601	Pro Mach, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 1.00% Floor	8.84%	08/31/28	11,164,311
509,605	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), 2024 USD Refi Loan, 6 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.59%	04/30/30	512,869
				37,334,778

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers — 13.4%
$35,081,323	Alliant Holdings I LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.85%	11/06/30	$35,269,885
31,411,924	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.71%	02/19/28	31,505,846
255,557	Ardonagh Midco 3 Ltd., Facility B USD, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.85%	02/28/31	255,717
4,127,457	Ardonagh Midco 3 Ltd., Facility B USD, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.53%	02/28/31	4,130,036
34,727,421	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.84%	02/14/31	34,883,868
13,679,582	Baldwin Insurance Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	05/27/31	13,730,880
28,166,597	BroadStreet Partners, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	06/14/31	28,251,378
34,217,261	HUB International Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.26%	06/20/30	34,298,527
828,642	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 2 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.75%	04/18/30	831,103
9,949,109	IMA Financial Group, Inc., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.59%	11/01/28	9,957,417
9,052,300	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.59%	07/02/32	9,029,669
23,894,036	OneDigital Borrower LLC, Term Loan B (First Lien), 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.59%	07/02/31	23,852,460
20,783,053	Ryan Specialty Group LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.09%	09/01/27	20,886,968
6,853,474	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.08%	05/06/32	7,055,412
17,295,053	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	05/06/31	17,370,719
22,695,073	USI, Inc., 2029 Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	11/22/29	22,763,612
12,240,774	USI, Inc., 2030 Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	09/29/30	12,274,681
				306,348,178
	Integrated Telecommunication Services — 1.1%
8,435,396	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. Synthetic USD LIBOR + 2.75%, 0.00% Floor	8.26%	07/31/25	7,624,375
1,904,668	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. Synthetic USD LIBOR + 3.69%, 0.00% Floor	9.25%	01/31/26	1,590,570
12,487,539	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	9.58%	08/14/26	10,124,959
6,130,505	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.59%	03/09/27	5,532,780
				24,872,684

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Internet Services & Infrastructure — 1.2%
$16,624,110	Go Daddy Operating Co. LLC, Term Loan B6, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	11/12/29	$16,679,135
9,956,224	Go Daddy Operating Co. LLC, Term Loan B7, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.09%	05/31/31	9,972,652
				26,651,787
	Investment Banking & Brokerage — 0.1%
2,948,520	LPL Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	11/12/26	2,952,987
	IT Consulting & Other Services — 0.2%
5,687,878	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	07/06/29	5,639,418
	Leisure Products — 0.1%
1,297,018	Amer Sports Co., Initial Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	02/16/31	1,302,965
	Life Sciences Tools & Services — 0.6%
3,494,252	Avantor, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.44%	11/08/27	3,521,175
9,281,955	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.08%	09/30/30	9,308,315
				12,829,490
	Metal, Glass & Plastic Containers — 1.7%
2,500,000	Altium Packaging LLC (FKA Consolidated Container), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.84%	06/11/31	2,500,000
3,935,064	Berlin Packaging LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.09%	05/15/31	3,955,447
442,842	Berlin Packaging LLC, Term Loan B-7, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	05/15/31	445,136
13,625,596	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.30%-9.32%	09/15/28	13,689,500
6,044,540	Tekni-Plex (Trident TPI Holdings, Inc.), Tranche B-6 Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	09/17/28	6,085,311
11,821,767	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.71%	03/03/28	11,800,665
				38,476,059
	Other Specialty Retail — 0.2%
3,871,982	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.85%	03/04/28	3,588,030
	Packaged Foods & Meats — 1.4%
7,605,992	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.81%	11/08/29	7,629,076
9,526,409	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.34%	02/12/31	9,597,333
1,632,653	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.95%	03/17/27	1,644,898
12,355,645	Utz Quality Foods LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.09%	01/20/28	12,409,701
				31,281,008
	Paper & Plastic Packaging Products & Materials — 2.9%
34,410,961	Graham Packaging Co., L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.84%	08/04/27	34,486,149

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$6,757,285	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), 2024 Refi Term Loan B-4, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.84%	09/24/28	$6,779,111
12,640,519	Reynolds Consumer Products LLC, Initial Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.19%	02/04/27	12,696,074
13,728,715	Veritiv Corp. (Verde Purchaser LLC), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	12/02/30	13,765,919
				67,727,253
	Pharmaceuticals — 1.4%
2,777,457	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.33%	07/03/28	2,797,968
692,005	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.33%	07/03/28	697,116
15,353,855	IQVIA, Inc., Incremental Term Loan B-4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/02/31	15,448,588
12,317,215	Parexel International Corp. (Phoenix Newco), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.34%	11/15/28	12,380,403
				31,324,075
	Property & Casualty Insurance — 1.1%
26,222,316	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	07/31/31	26,300,589
	Research & Consulting Services — 4.2%
11,173,995	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.96%	02/04/28	11,230,703
34,743,100	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.09%	01/31/31	34,816,929
29,658,851	Dun & Bradstreet Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.10%	01/18/29	29,757,466
5,266,969	Grant Thornton Advisors LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	05/31/31	5,286,747
10,783,767	J.D. Power (Project Boost Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.79%	07/15/31	10,819,730
5,172,534	Veritext Corp. (VT TopCo, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.84%	08/12/30	5,219,940
				97,131,515
	Restaurants — 4.1%
34,476,967	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.09%	09/23/30	34,378,708
38,769,634	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.19%	12/15/27	38,836,900
20,150,787	Whatabrands LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.09%	08/03/28	20,191,391
				93,406,999
	Security & Alarm Services — 0.9%
21,741,233	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.84%	02/01/29	21,849,939

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Consumer Services — 1.1%
$2,992,268	Belron Finance US LLC, 2028 Term Loan B, 3 Mo. CME Term SOFR + CSA + 1.93%, 0.50% Floor	7.51%	04/28/28	$3,001,619
1,974,160	Belron Finance US LLC, Dollar Second Incremental Facility Term Loan, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.77%	10/30/26	1,980,329
20,874,006	Mister Car Wash Holdings, Inc., 2024 Refinancing Term Loans, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.34%	03/27/31	20,957,815
				25,939,763
	Specialized Finance — 1.4%
21,377,906	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	05/19/31	21,406,873
11,923,662	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.71%	09/25/26	9,958,881
				31,365,754
	Systems Software — 3.5%
10,516,898	BMC Software Finance, Inc. (Boxer Parent), 2031 Term Loan (First Lien), 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.01%	07/15/31	10,481,877
17,713,899	Gen Digital, Inc. (fka NortonLifeLock, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	7.09%	09/12/29	17,721,339
17,768,520	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.84%	03/02/28	17,691,049
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	12.23%	03/02/29	2,267,475
9,485,863	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.34%	08/31/28	9,527,363
984,625	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.96%	03/05/27	989,066
19,840,683	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	05/09/31	19,936,612
2,482,043	SUSE (Marcel Bidco LLC), 2024 Refi Term Loan B, Daily SOFR + 4.00%, 0.50% Floor	9.31%-9.41%	11/09/30	2,502,222
				81,117,003
	Trading Companies & Distributors — 0.4%
5,500,000	Core & Main LP (fka - HD Supply Waterworks), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	07/27/28	5,516,033
2,992,500	United Rentals, Inc., Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.09%	02/15/31	3,025,043
				8,541,076
	Transaction & Payment Processing Services — 0.3%
7,488,448	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.83%	01/31/31	7,515,968
	Wireless Telecommunication Services — 0.8%
17,432,880	SBA Senior Finance II LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.35%	01/25/31	17,480,123
	Total Senior Floating-Rate Loan Interests			1,931,058,350
	(Cost $1,937,238,223)

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 8.9%
	Aerospace & Defense — 0.4%
$6,898,000	TransDigm, Inc. (c)	6.38%	03/01/29	$7,034,930
3,000,000	TransDigm, Inc. (c)	7.13%	12/01/31	3,117,412
				10,152,342
	Application Software — 0.1%
1,529,150	GoTo Group, Inc. (c)	5.50%	05/01/28	1,204,371
1,529,150	GoTo Group, Inc. (c)	5.50%	05/01/28	572,172
				1,776,543
	Broadcasting — 1.2%
31,443,000	iHeartCommunications, Inc. (c)	5.25%	08/15/27	20,623,300
5,057,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	4,909,081
2,000,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	1,901,482
				27,433,863
	Building Products — 0.3%
5,085,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	4,807,658
2,500,000	Builders FirstSource, Inc. (c)	6.38%	03/01/34	2,524,595
				7,332,253
	Cable & Satellite — 1.4%
15,477,000	CSC Holdings LLC (c)	7.50%	04/01/28	8,787,996
2,278,000	CSC Holdings LLC (c)	11.25%	05/15/28	2,061,755
28,542,000	CSC Holdings LLC (c)	6.50%	02/01/29	22,008,662
				32,858,413
	Casinos & Gaming — 0.8%
3,493,000	VICI Properties, L.P.	5.75%	04/01/34	3,548,427
5,325,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.25%	12/01/26	5,200,928
10,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	10,080,000
				18,829,355
	Health Care Facilities — 0.2%
3,798,000	Select Medical Corp. (c)	6.25%	08/15/26	3,830,295
	Health Care Supplies — 0.1%
1,332,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (c)	6.25%	04/01/29	1,360,758
	Health Care Technology — 0.0%
287,000	HealthEquity, Inc. (c)	4.50%	10/01/29	270,701
	Independent Power Producers & Energy Traders — 0.1%
1,250,000	Calpine Corp. (c)	5.25%	06/01/26	1,241,635
	Insurance Brokers — 0.7%
7,805,000	AmWINS Group, Inc. (c)	6.38%	02/15/29	7,922,949
2,181,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	2,058,479
2,147,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,187,444
3,000,000	Panther Escrow Issuer LLC (c)	7.13%	06/01/31	3,080,205
				15,249,077
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	5.25%	12/01/27	751,840
	Life Sciences Tools & Services — 0.0%
979,000	Star Parent, Inc. (c)	9.00%	10/01/30	1,045,968
	Managed Health Care — 0.1%
1,283,000	Molina Healthcare, Inc. (c)	4.38%	06/15/28	1,222,588

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metal, Glass & Plastic Containers — 0.3%
$3,095,000	Berry Global, Inc. (c)	5.63%	07/15/27	$3,066,715
4,167,000	Berry Global, Inc. (c)	5.65%	01/15/34	4,184,843
				7,251,558
	Packaged Foods & Meats — 0.9%
21,001,000	Post Holdings, Inc. (c)	6.25%	02/15/32	21,293,684
	Paper & Plastic Packaging Products & Materials — 0.4%
9,535,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (c)	4.00%	10/15/27	9,016,628
	Restaurants — 0.1%
3,185,000	IRB Holding Corp. (c)	7.00%	06/15/25	3,187,367
	Specialized Finance — 0.1%
2,882,000	Radiate Holdco LLC / Radiate Finance, Inc. (c)	4.50%	09/15/26	2,309,311
	Systems Software — 1.1%
5,468,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,911,296
788,000	Oracle Corp.	5.80%	11/10/25	796,331
18,639,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	18,482,616
				24,190,243
	Trading Companies & Distributors — 0.6%
14,349,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	14,570,534
	Total Corporate Bonds and Notes			205,174,956
	(Cost $210,928,154)
FOREIGN CORPORATE BONDS AND NOTES — 2.0%
	Application Software — 0.7%
3,910,000	Open Text Corp. (c)	6.90%	12/01/27	4,060,359
12,478,000	Open Text Corp. (c)	3.88%	02/15/28	11,660,148
				15,720,507
	Casinos & Gaming — 0.2%
3,450,000	Flutter Treasury Designated Activity Co. (c)	6.38%	04/29/29	3,514,601
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (c)	4.00%	06/15/29	4,437,655
	Environmental & Facilities Services — 0.4%
1,323,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	1,244,900
8,318,000	GFL Environmental, Inc. (c)	6.75%	01/15/31	8,563,915
				9,808,815
	Restaurants — 0.5%
13,800,000	1011778 BC ULC / New Red Finance, Inc. (c)	4.00%	10/15/30	12,319,392
	Total Foreign Corporate Bonds and Notes			45,800,970
	(Cost $45,010,845)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (d) (e) (f)	18,699
	(Cost $2,858,880)

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (g) (h) (i)	$0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 8.0%
183,483,215	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (j)	183,483,215
	(Cost $183,483,215)

	Total Investments — 103.1%	2,365,536,190
	(Cost $2,379,519,317)
	Net Other Assets and Liabilities — (3.1)%	(71,922,916)
	Net Assets — 100.0%	$2,293,613,274

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $239,532,428 or 10.4%
of net assets.

(d)	This issuer has filed for protection in bankruptcy court.
(e)	Non-income producing security.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(j)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,931,058,350	$—	$1,931,058,350	$—
Corporate Bonds and Notes*	205,174,956	—	205,174,956	—
Foreign Corporate Bonds and Notes*	45,800,970	—	45,800,970	—
Common Stocks*	18,699	—	18,699	—
Rights*	— **	—	—	— **
Money Market Funds	183,483,215	183,483,215	—	—
Total Investments	$2,365,536,190	$183,483,215	$2,182,052,975	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of July 31, 2024, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan	$248,442	$248,487	$249,841	$1,354
Epicor Software Corp., Term Loan	1,640,292	1,636,191	1,653,308	17,117
		$1,884,678	$1,903,149	$18,471

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.08	$2,858,880	$18,699	0.00%*

*	Amount is less than 0.01%.